Derivative Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Derivative Liabilities
Derivative Liabilities [Text Block]
10.	Derivative liabilities

The derivative liability is derived from the conversion features in note 9 and stock warrant in note 11. All were valued using the Binomial option pricing model using the assumptions detailed below. As of March 31, 2019 and June 30, 2018, the derivative liability was $2,541,563 and $3,069,616, respectively. The Company recorded $4,171,698 and$1,384,423 loss from changes in derivative liability during the nine months ended March 31, 2019 and 2018, respectively. The Binomial Option Price Model with the following assumption inputs:

March 31, 2019
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.40-2.64%
Expected volatility	118-150%

December 31, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.49-2.72%
Expected volatility	118-175%

September 30, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.15-2.37%
Expected volatility	87-123%

June 30, 2018
Annual dividend yield	—
Expected life (years)	0.15-1.00
Risk-free interest rate	1.08-2.12%
Expected volatility	103-202%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2018	$3,069,616
Additions	427,076
Mark to Market	1,641,457
Reclassification to APIC due to conversions	(2,714,433)
Balance, September 30, 2018	$2,423,716
Additions	865,503
Mark to Market	2,019,927
Reclassification to APIC due to conversions	(3,574,808)
Balance, December 31, 2018	$1,734,338
Additions	583,103
Mark to Market	510,315
Reclassification to APIC due to conversions	(286,193)
Balance, March 31, 2019	$2,541,563

9.	Derivative liabilities

The derivative liability is derived from the conversion features in note 8 and stock warrant in note 10. All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of June 30, 2018 and 2017, the derivative liability was $3,069,616 and $1,134,000, respectively. The Company recorded $525,394 gain and $437,000 loss from changes in derivative liability during the year ended June 30, 2018 and 2017, respectively. During the year ended June 30, 2018, the Company changed the method to value the fair market value from Black-Scholes to Binomial Option model. The Binomial model with the following assumption inputs:

June 30, 2018
Annual Dividend Yield	—
Expected Life (Years)	0.15-1.00
Risk-Free Interest Rate	1.13%-2.06%
Expected Volatility	94%-212%

June 30, 2017
Annual Dividend Yield	—
Expected Life (Years)	0.47-1.00
Risk-Free Interest Rate	1.08-2.12%
Expected Volatility	103-202%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2017	$1,134,000
Additions	$1,913,992
Mark to Market	530,948
Reclassification to APIC Due to Conversions	$(509,324)
Ending Balance, June 30, 2018	3,069,616